Employees - Summary of Movements in Assets (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	€ 2,970	€ 2,401
Employee contributions	33	37
Settlements	11	5
Actual return on plan assets (excluding amounts in net finance income/charge)	(174)	(601)
Change in asset ceiling excluding amounts included in interest expenses	(21)	(38)
Benefit payments	0	0
Other	10	20
Currency retranslation	36	72
Net defined benefit liability (asset)	3,518	2,970	€ 2,401
United States of America
Disclosure of defined benefit plans [line items]
Settlements	143
Amount settled	(150)
Plan assets after irrecoverable surplus
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	19,574	19,923
Net defined benefit liability (asset)	17,734	19,574	19,923
Fair value of assets before irrecoverable surplus
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	19,869	20,178
Net defined benefit liability (asset)	18,051	19,869	20,178
Irrecoverable surplus
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	(295)	(255)
Interest income	(6)	(7)
Currency retranslation	5	5
Net defined benefit liability (asset)	(317)	(295)	(255)
Fair value of assets
Disclosure of defined benefit plans [line items]
Employee contributions	33	37
Settlements	(169)	0
Actual return on plan assets (excluding amounts in net finance income/charge)	(174)	(601)
Change in asset ceiling excluding amounts included in interest expenses	(21)	(38)
Interest income	872	854
Employer contributions	208	197
Benefit payments	(1,218)	(1,208)
Other	(771)	(13)
Currency retranslation	(600)	423
Company contributions to funded plans
Disclosure of defined benefit plans [line items]
Employer contributions	65	49	260
Company contributions to funded plans | Netherlands
Disclosure of defined benefit plans [line items]
Refund from plan	118	115
Company contributions to funded plans | United States of America
Disclosure of defined benefit plans [line items]
Employer contributions | $				$ 110
UK
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	1,350	1,429
Employee contributions	0	0
Settlements	0	0
Actual return on plan assets (excluding amounts in net finance income/charge)	(113)	(894)
Change in asset ceiling excluding amounts included in interest expenses	0	0
Benefit payments	0	0
Other	1	0
Currency retranslation	(68)	58
Net defined benefit liability (asset)	1,206	1,350	1,429
UK | Plan assets after irrecoverable surplus
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	8,132	8,679
Net defined benefit liability (asset)	7,606	8,132	8,679
UK | Fair value of assets before irrecoverable surplus
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	8,132	8,679
Net defined benefit liability (asset)	7,606	8,132	8,679
UK | Irrecoverable surplus
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	0	0
Interest income	0	0
Currency retranslation	0	0
Net defined benefit liability (asset)	0	0	0
UK | Fair value of assets
Disclosure of defined benefit plans [line items]
Employee contributions	0	0
Settlements	0	0
Actual return on plan assets (excluding amounts in net finance income/charge)	(113)	(894)
Change in asset ceiling excluding amounts included in interest expenses	0	0
Interest income	428	407
Employer contributions	49	47
Benefit payments	(498)	(492)
Other	0	0
Currency retranslation	(392)	385
Netherlands
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	1,942	1,483
Employee contributions	0	0
Settlements	0	0
Actual return on plan assets (excluding amounts in net finance income/charge)	(156)	194
Change in asset ceiling excluding amounts included in interest expenses	0	0
Benefit payments	0	0
Other	1	0
Currency retranslation	0	0
Net defined benefit liability (asset)	2,081	1,942	1,483
Netherlands | Plan assets after irrecoverable surplus
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	5,595	5,514
Net defined benefit liability (asset)	5,336	5,595	5,514
Netherlands | Fair value of assets before irrecoverable surplus
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	5,595	5,514
Net defined benefit liability (asset)	5,336	5,595	5,514
Netherlands | Irrecoverable surplus
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	0	0
Interest income	0	0
Currency retranslation	0	0
Net defined benefit liability (asset)	0	0	0
Netherlands | Fair value of assets
Disclosure of defined benefit plans [line items]
Employee contributions	0	0
Settlements	0	0
Actual return on plan assets (excluding amounts in net finance income/charge)	(156)	194
Change in asset ceiling excluding amounts included in interest expenses	0	0
Interest income	187	174
Employer contributions	(108)	(106)
Benefit payments	(182)	(181)
Other	0	0
Currency retranslation	0	0
Rest of world
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	(322)	(511)
Employee contributions	33	37
Settlements	11	5
Actual return on plan assets (excluding amounts in net finance income/charge)	95	99
Change in asset ceiling excluding amounts included in interest expenses	(21)	(38)
Benefit payments	0	0
Other	8	20
Currency retranslation	104	14
Net defined benefit liability (asset)	231	(322)	(511)
Rest of world | Plan assets after irrecoverable surplus
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	5,847	5,730
Net defined benefit liability (asset)	4,792	5,847	5,730
Rest of world | Fair value of assets before irrecoverable surplus
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	6,142	5,985
Net defined benefit liability (asset)	5,109	6,142	5,985
Rest of world | Irrecoverable surplus
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	(295)	(255)
Interest income	(6)	(7)
Currency retranslation	5	5
Net defined benefit liability (asset)	(317)	(295)	€ (255)
Rest of world | Fair value of assets
Disclosure of defined benefit plans [line items]
Employee contributions	33	37
Settlements	(169)	0
Actual return on plan assets (excluding amounts in net finance income/charge)	95	99
Change in asset ceiling excluding amounts included in interest expenses	(21)	(38)
Interest income	257	273
Employer contributions	267	256
Benefit payments	(538)	(535)
Other	(771)	(13)
Currency retranslation	€ (208)	€ 38